Investment Strategy	Dec. 22, 2025
T. Rowe Price Summit Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its total assets in investment-grade municipal securities, which are securities rated in one of the four highest rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest up to 20% of its total assets in below investment-grade bonds, known as “junk” bonds, including those with the lowest credit ratings. While the fund may buy securities of any maturity, most of its investments are expected to be in long-term municipal securities (securities with maturities of more than 10 years).

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, a significant portion of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions generally reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its total assets in investment-grade municipal securities, which are securities rated in one of the four highest rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality.
T. Rowe Price Summit Municipal Intermediate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 90% of its total assets in investment-grade municipal securities, which are securities rated in one of the four highest rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. The fund may invest up to 10% of its total assets in below investment-grade bonds, known as “junk” bonds, including those with the lowest credit ratings.

Under normal conditions, the fund’s dollar-weighted average effective maturity will be three to ten years. There are no maturity limitations on individual securities.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions generally reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities in which the fund may invest.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 90% of its total assets in investment-grade municipal securities, which are securities rated in one of the four highest rating categories by at least one credit rating agency or, if unrated, deemed by the adviser to be of comparable quality.